UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 Chartwell Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-296-1400

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

[CHARTWELL LOGO OMITTED]
                         CHARTWELL LARGE CAP CORE FUND
                         CHARTWELL SMALL CAP VALUE FUND






                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2004

--------------------------------------------------------------------------------







                         THE ADVISORS' INNER CIRCLE FUND




                This information must be preceded or accompanied
                            by a current prospectus.

                      Investors should read the prospectus
                           carefully before investing.

                          CHARTWELL LARGE CAP CORE FUND


Dear Shareholders:

The Chartwell Large Cap Core Fund (the "Fund") strategy outperformed the S&P 500 by about 249 basis points for the six month period ending 4/30/04.

Towards the end of 2003, our valuation disciplines forced us to sell most of our tech hardware names as their stock prices ran ahead of the earnings estimates and gravitated to price/earnings valuations over our hurdle (1.25x the S&P 500 P/E multiple on forward earnings). Also, we reduced our weight in financials as we feel the risk/return trade-off was more balanced and somewhat uncertain given potential changes in Fed monetary policy and the shape of the yield curve. These proceeds were reinvested in other parts of the Fund and in larger cap stocks which had lagged.

The market was basically in a transition mode at the beginning of the year, as the need for stimulative monetary policy from the Fed wanes in the face of clear evidence that the economy has recovered from the body blows it took from terrorism, Iraq, and the bursting of the tech bubble. An initial flurry of speculation in the early part of January was stopped in its tracks by perception that the Federal Reserve may be changing its accommodative policy stance. Subsequently, more cyclical sectors began underperforming and more defensive stocks began outperforming. As an example, at the beginning of the year when the market was offensive, our defensive, processing-oriented tech holdings lagged. When the reversal occurred, our stocks ended up doing better than a more tech hardware oriented Fund. Even with a couple of our larger holdings (Fiserv and Affiliated Computer Services) lagging the market, our holdings still did better than the tech sector. This is the best example of the fact that the "backdrop" of the market was more favorable for us -- there were fewer aggressive stocks leading the averages up and thus it was easier for our style to perform well.

Stock selection was favorable in Health Care (where our luck with Pharmacy Benefit Managers continued as Caremark Rx rose 36%) and in Consumer Discretionary (where our underweight as well as our emphasis on steady growers such as Brinker International, Fossil, and Target paid off in a weak group). Further, L-3 Communications Holdings, a longtime large holding of ours, finally saw its valuation catch up to the rest of the defense group with the stock rising 33%.

Looking forward, we think "backdrop" will be important and expect a continued struggle between offense and defense throughout this year. As the rate of change in earnings for the market as a whole flattens out later this year, stocks growing their earnings SUSTAINABLY (not cyclically) in the mid-teens percentage range should look increasingly attractive. While we err towards defense, we also focus on low to mid-teens earnings growth. With the bulk of the market's earnings recovery behind us, stocks like these should rise above the fray and outperform on their individual merits.

We remain committed to our investment approach which emphasizes selecting companies that "fall between the cracks" of value and growth universes. It attempts to avoid the risks associated with very high and very low earnings growth and focuses on moderate growth. We continue to implement this philosophy on a consistent basis with long-term goals in mind.

/s/George H. Burwell

George H. Burwell, CFA
Managing Partner & Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND


Dear Shareholders:

The Small Cap market ended 2003 with record returns for both the Russell 2000 Value and Russell 2000 Growth indeces. The year was characterized by record low interest rates, tax cuts and an economy in full recovery. As we entered 2004, the ongoing conflict in Iraq, worries over higher interest rates and increased energy prices have led to a year-to-date decline in the Russell 2000 Value. Two strong jobs reports, increasing wages and a dollar rally have led to a nearly 100 basis point rise in the ten year bond from its' lows in March. Stocks have reacted negatively and the dichotomy of improving economic fundamentals against rising interest rates have left investors nervous and fretting over the direction of the stock market.

Small cap returns have been marginally ahead of their large cap counterparts. More recently, the rise in interest rates has affected small caps as witnessed by the Russell 1000 Value outperforming the Russell 2000 Value in April. Similar to last year, small cap value and small cap growth returns are approximately the same year-to-date.

Chartwell Small Cap Value Fund (the "Fund") outperformed the Russell 2000 value by approximately 150 basis points during the six month period ending April 30, 2004. Energy and consumer services contributed most to small cap value stock returns during the period. Likewise, our Fund's energy and consumer services group were large contributors. Our overweight in energy boosted returns as the group benefited from high oil prices due to global economic growth and fears of disruption in the Middle East. The strongest of our energy holdings were Tom Brown, an oil and gas producer which agreed to be acquired in April, and Consol Energy, a coal producer. The consumer services sector benefited from solid sales and earnings growth in an improving economy. Our stocks in the sector outpaced the market and were led by American Eagle Outfitters, an apparel retailer, Fossil, a watch designer and distributor, and Choice Hotels International, a hotel franchiser.

Our returns in 2003 were unacceptable. As we entered 2004, we understood that chasing last year's winners was a recipe for another year of underperformance. Last year was heavily influenced by companies of low quality (stocks under $5 per share and non-earners). We carefully assessed the landscape in late December and early January and began to gradually initiate new positions that have led to our outperformance this year. Anticipating that interest rates would have to rise on the back of strong economic data and valuations that were not attractive, we began to underweight the cyclical and more interest sensitive sectors of the market. Thus, banks, REITs and utilities are currently underweight sectors. The areas less affected by rates such as healthcare, technology and energy are overweights in the portfolio.

Regardless of the market or interest rate environment, we continue to buy stocks that are cheaper than the market and versus their own history. We have also continued to focus on higher quality companies, which was partially responsible for our 2003 underperformance. This higher quality bias has served us well for over ten years and we have confidence that it will continue to prove successful through a full economic cycle.

We continue to appreciate your support.

/s/David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL LARGE CAP CORE FUND                                VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (94.70%)
           AIR TRANSPORTATION (2.75%)
    1,510  United Parcel Service, Cl B ...........................   $   105,926
                                                                     -----------
           AIRCRAFT (1.07%)
      415  Northrop Grumman ......................................        41,189
                                                                     -----------
           APPAREL MANUFACTURING (0.46%)
      510  Liz Claiborne .........................................        17,901
                                                                     -----------
           BANKS (6.33%)
    1,898  Citigroup .............................................        91,275
      380  Popular ...............................................        15,960
    1,075  State Street ..........................................        52,460
    1,487  Wells Fargo ...........................................        83,956
                                                                     -----------
                                                                         243,651
                                                                     -----------
           BEAUTY PRODUCTS (5.73%)
      755  Alberto-Culver ........................................        35,606
      845  Avon Products .........................................        70,980
    1,077  Procter & Gamble ......................................       113,893
                                                                     -----------
                                                                         220,479
                                                                     -----------
           COMMERCIAL SERVICES (5.52%)
    1,705  Accenture, Cl A* ......................................        40,528
      475  ChoicePoint* ..........................................        20,862
    2,320  Fiserv* ...............................................        84,819
      615  Hewitt Associates, Cl A* ..............................        19,009
      670  Jacobs Engineering Group* .............................        27,946
      500  Weight Watchers International* ........................        19,500
                                                                     -----------
                                                                         212,664
                                                                     -----------
           COMMUNICATIONS (2.12%)
      610  Alltel ................................................        30,707
      825  L-3 Communications Holdings ...........................        50,936
                                                                     -----------
                                                                          81,643
                                                                     -----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           COMPUTERS & SERVICES (16.56%)
    3,570  Affiliated Computer Services* .........................   $   173,145
    1,150  CACI International* ...................................        52,325
      455  Diebold ...............................................        20,971
      550  DST Systems* ..........................................        24,283
      800  Emulex* ...............................................        13,336
        1  Fair Isaac ............................................            17
    2,492  Hewlett-Packard .......................................        49,092
    1,148  International Business Machines .......................       101,219
    5,680  Microsoft .............................................       147,510
    2,130  Sungard Data Systems* .................................        55,529
                                                                     -----------
                                                                         637,427
                                                                     -----------
           CONSUMER PRODUCTS (0.56%)
      877  Fossil* ...............................................        21,478
                                                                     -----------
           ELECTRICAL SERVICES (1.42%)
      815  Exelon ................................................        54,556
                                                                     -----------
           ELECTRONICS MANUFACTURING (2.16%)
    2,625  Amphenol, Cl A* .......................................        82,976
                                                                     -----------
           FINANCIAL SERVICES (8.58%)
    1,345  Doral Financial .......................................        44,102
    1,865  Fannie Mae ............................................       128,163
    1,027  Freddie Mac ...........................................        59,977
    2,010  MBNA ..................................................        49,004
      370  Merrill Lynch .........................................        20,065
      562  Morgan Stanley ........................................        28,881
                                                                     -----------
                                                                         330,192
                                                                     -----------
           FOOD, BEVERAGE & TOBACCO (2.79%)
    1,681  Anheuser-Busch ........................................        86,134
      410  JM Smucker ............................................        21,443
                                                                     -----------
                                                                         107,577
                                                                     -----------
           GAS/NATURAL GAS (2.16%)
    2,270  Praxair ...............................................        82,968
                                                                     -----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL LARGE CAP CORE FUND  (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (4.65%)
    5,026  General Electric ......................................   $   150,529
      570  Valspar ...............................................        28,300
                                                                     -----------
                                                                         178,829
                                                                     -----------
           INSURANCE (4.90%)
    2,110  American International Group ..........................       151,181
      830  Marsh & McLennan ......................................        37,433
                                                                     -----------
                                                                         188,614
                                                                     -----------
           MEDICAL PRODUCTS & SERVICES (15.38%)
    2,082  Abbott Laboratories ...................................        91,650
      155  C.R. Bard .............................................        16,472
    1,375  Caremark Rx* ..........................................        46,544
    1,655  Dentsply International ................................        80,201
    1,260  Health Management Associates, Cl A ....................        29,144
      535  Medco Health Solutions* ...............................        18,939
    4,950  Pfizer ................................................       177,012
      245  Quest Diagnostics .....................................        20,666
      595  Respironics* ..........................................        31,184
      470  Teva Pharmaceutical Industries ADR* ...................        28,933
    1,190  Waters* ...............................................        51,348
                                                                     -----------
                                                                         592,093
                                                                     -----------
           PAPER & PAPER PRODUCTS (0.84%)
    1,410  Pactiv* ...............................................        32,360
                                                                     -----------
           PETROLEUM REFINING (2.79%)
    2,526  Exxon Mobil ...........................................       107,481
                                                                     -----------
           RETAIL (7.93%)
      685  Brinker International* ................................        26,345
      995  Lowe's ................................................        51,800
      670  Regis .................................................        29,092
      670  Target ................................................        29,058
      555  Tribune ...............................................        26,573
    2,500  Wal-Mart Stores .......................................       142,500
                                                                     -----------
                                                                         305,368
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES         CHARTWELL LARGE CAP CORE FUND  (CONCLUDED)               VALUE
--------------------------------------------------------------------------------
           TOTAL COMMON STOCK
              (Cost $3,589,806) ..................................   $ 3,645,372
                                                                     -----------
           CASH EQUIVALENT (4.47%)
  172,226  SEI Daily Income Trust, Prime Obligations Fund, Cl A ..       172,226
                                                                     -----------
           TOTAL CASH EQUIVALENT
              (Cost $172,226) ....................................       172,226
                                                                     -----------
           TOTAL INVESTMENTS (99.17%)
              (Cost $3,762,032) ..................................   $ 3,817,598
                                                                     ===========

Percentages are based on net assets of $3,849,358.
* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------



           COMMON STOCK (98.08%)
           AEROSPACE & DEFENSE (1.24%)
   14,900  Herley Industries* ....................................   $   310,665
                                                                     -----------
           AIRCRAFT (0.84%)
   17,150  Airtran Holdings* .....................................       209,401
                                                                     -----------
           APPAREL MANUFACTURING (4.40%)
    5,000  G&K Services, Cl A ....................................       189,500
   20,350  Gymboree* .............................................       359,177
   14,100  Quiksilver* ...........................................       304,983
    8,400  Unifirst ..............................................       247,800
                                                                     -----------
                                                                       1,101,460
                                                                     -----------
           AUTOMOTIVE (2.03%)
   19,300  Dollar Thrifty Automotive Group* ......................       508,555
                                                                     -----------
           BANKS (6.73%)
   11,800  Bancorpsouth ..........................................       238,714
   17,400  Brookline Bancorp .....................................       246,384
    8,510  Cullen/Frost Bankers ..................................       368,483
    9,500  First Midwest Bancorp .................................       320,625
    8,800  Independence Community Bank ...........................       320,584
    6,800  South Financial Group .................................       188,360
                                                                     -----------
                                                                       1,683,150
                                                                     -----------
           BEAUTY PRODUCTS (1.14%)
   10,550  Chattem* ..............................................       285,599
                                                                     -----------
           BUILDING & CONSTRUCTION SUPPLIES (3.56%)
    8,750  ABM Industries ........................................       161,525
    8,200  Dycom Industries* .....................................       193,356
    4,400  Eagle Materials .......................................       289,080
    8,900  ElkCorp ...............................................       246,708
                                                                     -----------
                                                                         890,669
                                                                     -----------
           COAL MINING (1.30%)
   11,400  Consol Energy .........................................       326,382
                                                                     -----------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           COMMUNICATIONS (4.21%)
    9,500  Anixter International* ................................   $   278,350
   19,200  Cable Design Technologies* ............................       163,776
    6,250  Commonwealth Telephone Enterprises* ...................       260,375
   15,500  Symmetricom* ..........................................       124,155
   18,700  Tollgrade Communications* .............................       227,766
                                                                     -----------
                                                                       1,054,422
                                                                     -----------
           COMPUTERS & SERVICES (7.27%)
   16,200  Axcelis Technologies* .................................       170,262
   33,400  Ciber* ................................................       292,250
   12,800  Electronics for Imaging* ..............................       324,864
   16,900  Keane* ................................................       239,980
   31,900  Lawson Software* ......................................       226,171
   18,400  Paxar* ................................................       303,232
   14,050  Radisys* ..............................................       262,313
                                                                     -----------
                                                                       1,819,072
                                                                     -----------
           CONSUMER PRODUCTS (1.38%)
    9,125  Fossil* ...............................................       223,471
    4,300  Furniture Brands International ........................       121,002
                                                                     -----------
                                                                         344,473
                                                                     -----------
           ELECTRICAL SERVICES (2.61%)
   13,500  El Paso Electric* .....................................       191,025
   17,000  GrafTech International* ...............................       150,790
   10,700  PNM Resources .........................................       312,226
                                                                     -----------
                                                                         654,041
                                                                     -----------
           ENVIRONMENTAL SERVICES (0.81%)
    5,050  Waste Connections* ....................................       203,364
                                                                     -----------
           FINANCIAL SERVICES (0.48%)
    2,500  Piper Jaffray* ........................................       121,050
                                                                     -----------
           FOOD, BEVERAGE & TOBACCO (2.90%)
   13,850  Hain Celestial Group* .................................       274,230
   12,950  Ralcorp Holdings* .....................................       450,790
                                                                     -----------
                                                                         725,020
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           GAS/NATURAL GAS (0.98%)
   10,200  Vectren ...............................................   $   246,330
                                                                     -----------
           HOTELS & LODGING (1.03%)
    5,750  Choice Hotels International ...........................       258,175
                                                                     -----------
           INSURANCE (9.83%)
    4,900  AmerUs Group ..........................................       189,140
   17,200  Argonaut Group* .......................................       318,200
   14,200  Clark* ................................................       260,712
    7,100  Hub International .....................................       130,285
    9,300  Platinum Underwriters Holdings ........................       297,414
    8,800  RLI ...................................................       305,800
   13,950  Scottish Re Group .....................................       305,226
    9,300  Selective Insurance Group .............................       332,568
    5,200  Stancorp Financial Group ..............................       321,724
                                                                     -----------
                                                                       2,461,069
                                                                     -----------
           MACHINERY (5.99%)
    8,200  Albany International, Cl A ............................       250,100
   11,820  Gardner Denver* .......................................       309,920
    8,100  Global Imaging Systems* ...............................       280,422
   12,300  Kadant* ...............................................       226,320
   10,610  Kaydon ................................................       296,762
   11,823  NN ....................................................       135,019
                                                                     -----------
                                                                       1,498,543
                                                                     -----------
           MEDICAL PRODUCTS & SERVICES (4.08%)
   10,300  LifePoint Hospitals* ..................................       368,328
    5,940  Renal Care Group* .....................................       293,911
   16,200  Steris* ...............................................       358,992
                                                                     -----------
                                                                       1,021,231
                                                                     -----------
           METALS (2.58%)
   32,700  Crown Holdings* .......................................       275,988
    6,800  Mobile Mini* ..........................................       130,900
   17,700  Stillwater Mining* ....................................       237,711
                                                                     -----------
                                                                         644,599
                                                                     -----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
           PAPER & PAPER PRODUCTS (0.49%)
    5,600  Packaging Corporation of America ......................   $   123,088
                                                                     -----------
           PETROLEUM & FUEL PRODUCTS (8.28%)
   27,000  Energy Partners* ......................................       378,000
   16,900  Frontier Oil* .........................................       300,482
   11,600  Helmerich & Payne .....................................       313,084
   24,250  Key Energy Services* ..................................       258,505
   10,500  Remington Oil & Gas* ..................................       229,950
    8,200  Tom Brown* ............................................       392,616
   10,900  W-H Energy Services* ..................................       200,342
                                                                     -----------
                                                                       2,072,979
                                                                     -----------
           PROFESSIONAL SERVICES (0.98%)
    9,500  URS* ..................................................       245,385
                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (6.31%)
   14,500  Affordable Residential Communities* ...................       246,500
   19,200  American Financial Realty Trust .......................       284,160
   20,400  Cedar Shopping Centers* ...............................       237,660
   15,900  Hersha Hospitality Trust ..............................       151,209
   17,600  Omega Healthcare Investors ............................       162,800
    7,150  PS Business Parks .....................................       271,342
    9,450  Reckson Associates Realty .............................       224,627
                                                                     -----------
                                                                       1,578,298
                                                                     -----------
           RETAIL (9.51%)
    7,500  American Eagle Outfitters* ............................       192,675
   13,400  Christopher & Banks ...................................       239,726
   12,500  Copart* ...............................................       237,000
   15,600  CSK Auto* .............................................       287,976
   11,100  Electronics Boutique Holdings* ........................       300,255
   14,000  Fred's ................................................       259,980
    8,350  Linens `N Things* .....................................       270,874
   15,500  O'Charleys* ...........................................       292,795
    4,300  Ruby Tuesday ..........................................       128,656
    9,750  Too* ..................................................       171,015
                                                                     -----------
                                                                       2,380,952
                                                                     -----------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONCLUDED)                  VALUE
--------------------------------------------------------------------------------
           RUBBER & PLASTIC (2.84%)
   19,450  Cooper Tire & Rubber ..................................   $   416,036
   43,100  PolyOne ...............................................       294,804
                                                                     -----------
                                                                         710,840
                                                                     -----------
           SEMI-CONDUCTORS/INSTRUMENTS (2.88%)
   11,100  Integrated Device Technology* .........................       149,295
   17,200  Methode Electronics ...................................       195,048
   17,750  Technitrol* ...........................................       377,543
                                                                     -----------
                                                                         721,886
                                                                     -----------
           STEEL & STEEL WORKS (0.98%)
   24,100  Allegheny Technologies ................................       246,302
                                                                     -----------
           TRUCKING (0.42%)
    4,600  SCS Transportation* ...................................       105,248
                                                                     -----------
           TOTAL COMMON STOCK
              (Cost $21,751,897) .................................    24,552,248
                                                                     -----------
           CASH EQUIVALENT (2.65%)
  662,398  SEI Daily Income Trust, Prime Obligations Fund, Cl A ..       662,398
                                                                     -----------
           TOTAL CASH EQUIVALENT
              (Cost $662,398) ....................................       662,398
                                                                     -----------
           TOTAL INVESTMENTS (100.73%)
              (Cost $22,414,295) .................................   $25,214,646
                                                                     ===========

Percentages are based on net assets of $25,031,656.
* Non-income producing security
Cl -- Class






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES             THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)

                                                   CHARTWELL        CHARTWELL
                                                LARGE CAP CORE   SMALL CAP VALUE
                                                     FUND             FUND
--------------------------------------------------------------------------------

Assets:
   Investments in securities, at value
     (identified cost $3,762,032 and
     $22,414,295, respectively) ................  $ 3,817,598        $25,214,646
   Cash ........................................       45,982                 --
   Receivables:
     Investment securities sold ................       17,871            160,779
     Capital shares sold .......................           --                 35
     Due from advisor ..........................        1,149                 --
     Dividends .................................        3,317              8,775
                                                  -----------        -----------
   Total Assets ................................    3,885,917         25,384,235
                                                  -----------        -----------
Liabilities:
   Payables:
     Investment securities purchased ...........       13,149            316,707
     Advisory fees .............................           --             12,614
     Administration fees .......................          296              2,150
     Other accrued expenses ....................       23,114             21,108
                                                  -----------        -----------
   Total Liabilities ...........................       36,559            352,579
                                                  -----------        -----------
   Total Net Assets ............................  $ 3,849,358        $25,031,656
                                                  ===========        ===========
Net Assets:
Paid-in-Capital ................................  $ 8,292,971        $19,878,252
Undistributed net investment income ............       16,140                201
Accumulated net realized gain/(loss)
  on investments ...............................   (4,515,319)         2,352,852
Net unrealized appreciation
  on investments ...............................       55,566          2,800,351
                                                  -----------        -----------
Total Net Assets -- 100.0% .....................  $ 3,849,358        $25,031,656
                                                  ===========        ===========
Net Asset Value, Offering and Redemption
Price Per Share -- Advisor Class
($943 / 100 shares and $1,114 / 69
shares, respectively) ..........................        $9.44             $16.13
                                                        =====             ======
Net Asset Value, Offering and Redemption
Price Per Share -- Institutional Class
($3,848,415 / 406,502 shares and
$25,030,542 / 1,549,818 shares,
respectively) ..................................        $9.47             $16.15
                                                        =====             ======





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                                     CHARTWELL
                                                                  LARGE CAP CORE
                                                                       FUND
--------------------------------------------------------------------------------
                                                                   NOVEMBER 1,
                                                                     2003 TO
                                                                  APRIL 30, 2004
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
   Dividend Income ........................................          $ 48,425
   Interest Income ........................................             1,463
   Less foreign taxes withheld ............................              (161)
--------------------------------------------------------------------------------
     Total Investment Income ..............................            49,727
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .................................            18,573
   Administration Fees (Note 4) ...........................             3,715
   Trustees' Fees .........................................             1,260
   Distribution Fees -- Advisor Class (Note 4) ............                 1
   Transfer Agent Fees ....................................             9,487
   Professional Fees ......................................             8,379
   Custody Fees ...........................................             3,565
   Printing ...............................................             2,642
   Registration Fees ......................................             1,116
   Insurance and Other Fees ...............................             1,397
--------------------------------------------------------------------------------
   Total Expenses .........................................            50,135
     Less: Advisory Fee Waiver (Note 5) ...................           (18,573)
       Advisory Reimbursement (Note 5) ....................            (3,700)
--------------------------------------------------------------------------------
   Total Net Expenses .....................................            27,862
--------------------------------------------------------------------------------
     Net Investment Income ................................            21,865
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain on Investments .......................           753,377
   Net Change in Unrealized Depreciation on Investments ...           (63,593)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ........           689,784
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ...          $711,649
================================================================================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                                    CHARTWELL
                                                                 SMALL CAP VALUE
                                                                      FUND
--------------------------------------------------------------------------------

                                                                  NOVEMBER 1,
                                                                    2003 TO
                                                                 APRIL 30, 2004
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
   Dividend Income ........................................         $ 160,137
   Interest Income ........................................             4,465
--------------------------------------------------------------------------------
     Total Investment Income ..............................           164,602
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .................................           103,877
   Administration Fees (Note 4) ...........................            12,984
   Trustees' Fees .........................................             3,619
   Distribution Fees - Advisor Class (Note 4) .............               285
   Professional Fees ......................................            16,611
   Transfer Agent Fees ....................................            11,027
   Printing ...............................................            10,495
   Custody Fees ...........................................             5,345
   Registration Fees ......................................             1,739
   Insurance and Other Fees ...............................             4,122
--------------------------------------------------------------------------------
   Total Expenses .........................................           170,104
     Less: Advisory Fee Waiver (Note 5) ...................           (27,371)
--------------------------------------------------------------------------------
   Total Net Expenses .....................................           142,733
--------------------------------------------------------------------------------
     Net Investment Income ................................            21,869
--------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain on Investments .......................         3,210,315
   Net Change in Unrealized Depreciation on Investments ...          (557,703)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ........         2,652,612
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations ......................................        $2,674,481
================================================================================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND


                                                            CHARTWELL LARGE CAP CORE FUND
                                            ---------------------------------------------------------
                                             NOVEMBER 1,            DECEMBER 7,        SEPTEMBER 1,
                                               2003 TO                2002 TO            2002 TO
                                            APRIL 30, 2004          OCTOBER 31,         DECEMBER 6,
                                             (UNAUDITED)               2003               2002*
-----------------------------------------------------------------------------------------------------

OPERATIONS:
   Net Investment Income ................... $    21,865           $    295,788        $   114,105
   Net Realized Gain/(Loss)
     on Investments ........................     753,377              1,389,098+        (2,848,315)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ........................     (63,593)               512,523          1,603,480
-----------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ............................     711,649              2,197,409         (1,130,730)
-----------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class .........................         (26)                   (19)                --
     Institutional Class ...................    (274,312)              (444,479)                --
-----------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS .........................    (274,338)              (444,498)                --
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class .........................          --                     --                 --
     Institutional Class ...................   1,322,392              5,385,871            255,012
   In Lieu of Cash Distributions
     Advisor Class .........................          26                     19                 --
     Institutional Class ...................     270,928                427,833                 --
   Redeemed
     Advisor Class .........................          --                     --                 --
     Institutional Class ...................  (6,802,741)           (17,543,431)++        (580,296)
-----------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from
     Capital Share Transactions ............  (5,209,395)           (11,729,708)          (325,284)
-----------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ............  (4,772,084)            (9,976,797)        (1,456,014)
-----------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .....................   8,621,442             18,598,239         20,054,253
-----------------------------------------------------------------------------------------------------
   END OF PERIOD** ......................... $ 3,849,358           $  8,621,442        $18,598,239
=====================================================================================================

 * See Note 1 in Notes to Financial Statements regarding the reorganization. ** Includes undistributed net investment income of $16,140, $268,613 and
    $417,323 for the periods November 1, 2003 through April 30, 2004, December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002, respectively.
 +  Includes realized gain of $1,006,012 due to an in-kind redemption (see
    Note 9 in Notes to Financial Statements).
++ Includes redemptions as a result of an in-kind transfers of securities (see Note 9 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETSTHE ADVISORS' INNER CIRCLE FUND


                                                        CHARTWELL SMALL CAP VALUE FUND
                                            ---------------------------------------------------------
                                             NOVEMBER 1,            DECEMBER 7,       SEPTEMBER 1,
                                               2003 TO                2002 TO            2002 TO
                                            APRIL 30, 2004          OCTOBER 31,        DECEMBER 6,
                                             (UNAUDITED)                2003               2002*
-----------------------------------------------------------------------------------------------------

OPERATIONS:
   Net Investment Income ................... $    21,869            $    64,404        $    20,320
   Net Realized Gain/(Loss)
     on Investments ........................   3,210,315                 29,915           (786,815)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments ........................    (557,703)             3,637,151            603,242
-----------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ............................   2,674,481              3,731,470           (163,253)
-----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class .........................        (286)                  (392)                --
     Institutional Class ...................     (69,857)               (60,376)                --
   Net Realized Capital Gain:
     Advisor Class .........................          --                 (2,331)                --
     Institutional Class ...................          --               (344,260)                --
-----------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS .........................     (70,143)              (407,359)                --
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class .........................     165,129                 31,742             16,131
     Institutional Class ...................       7,922              6,599,844          3,547,069
   In Lieu of Cash Distributions
     Advisor Class .........................         288                  2,724                 --
     Institutional Class ...................      53,872                387,214                 --
   Redeemed
     Advisor Class .........................    (319,355)               (31,753)            (1,150)
     Institutional Class ...................  (3,484,481)              (542,925)                --
-----------------------------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets
     from Capital Share Transactions .......  (3,576,625)             6,446,846          3,562,050
-----------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS .    (972,287)             9,770,957          3,398,797
-----------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .....................  26,003,943             16,232,986         12,834,189
-----------------------------------------------------------------------------------------------------
   END OF PERIOD** ......................... $25,031,656            $26,003,943        $16,232,986
=====================================================================================================

 * See Note 1 in Notes to Financial Statements regarding the reorganization. ** Includes undistributed net investment income of $201, $48,475 and $45,026 for the periods November 1, 2003 through April 30, 2004, December 7, 2002 through October 31, 2003 and September 1, 2002 through December 6, 2002, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS

                                                                     SELECTED PER SHARE DATA & RATIOS
                                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                ADVISOR CLASS
                                  ------------------------------------------------------------------
                                      NOVEMBER 1,       DECEMBER 7,      SEPTEMBER 1,      MARCH 1,
                                       2003 TO           2002 TO          2002 TO         2002++ TO
                                   APRIL 30, 2004       OCTOBER 31,      DECEMBER 6,      AUGUST 31,
                                     (UNAUDITED)           2003             2002*            2002
                                     -----------        ----------       -----------      ----------

Net Asset Value,
Beginning of Period ..............      $ 8.95            $ 8.16           $ 8.64           $10.57
                                        ------            ------           ------           ------
Income from
   Investment Operations:
     Net Investment Income .......        0.02              0.11(2)          0.04             0.05
     Net Realized and Unrealized
       Gain/(Loss) on Investments         0.74              0.88(2)         (0.52)           (1.98)
                                        ------            ------           ------           ------
Total from Investment Operations .        0.76              0.99            (0.48)           (1.93)
                                        ------            ------           ------           ------
Less Dividends:
     Net Investment Income .......       (0.27)            (0.20)              --               --
                                        ------            ------           ------           ------
Total Dividends ..................       (0.27)            (0.20)              --               --
                                        ------            ------           ------           ------
Net Asset Value, End of Period ...      $ 9.44            $ 8.95           $ 8.16           $ 8.64
                                        ======            ======           ======           ======
 TOTAL RETURN+(1) ................        8.66%            12.46%           (5.56)%         (18.26)%
                                        ======            ======           ======           ======
 RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................      $    1            $    1           $    1           $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ........        1.60%**           1.47%**          1.81%**          1.53%**
   After Expense Waiver
     and/or Reimbursement ........        1.00%**           1.00%**          1.00%**          1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ........        0.34%**           1.54%**          2.12%**          1.14%**
   Portfolio Turnover Rate .......       52.04%          6183.74%           65.60%          190.54%

  + Not Annualized.
 ++ Commencement of operations for Advisor Class.
  * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to Financial Statements.
 ** Annualized.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL LARGE CAP CORE FUND                    THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            INSTITUTIONAL CLASS
                                  --------------------------------------------------------------------------------------------------
                                    NOVEMBER 1,      DECEMBER 7,     SEPTEMBER 1,         YEAR            YEAR         OCTOBER 1,
                                      2003 TO         2002 TO         2002 TO            ENDED            ENDED         1999* TO
                                   APRIL 30, 2004    OCTOBER 31,    DECEMBER 6,        AUGUST 31,       AUGUST 31,      AUGUST 31,
                                    (UNAUDITED)         2003           2002**            2002             2001            2000
                                   -----------       -----------    -----------        ----------       ----------      ---------
Net Asset Value,
   Beginning of Period ...........    $ 8.99           $ 8.19         $  8.67           $ 10.38          $ 10.63          $10.00
                                      ------           ------         -------           -------          -------          ------
Income from
   Investment Operations:
     Net Investment Income .......      0.05             0.13(2)         0.05              0.14             0.04            0.11
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ............      0.72             0.87(2)        (0.53)            (1.75)           (0.23)           0.55
                                      ------           ------         -------           -------          -------          ------
   Total from Investment
   Operations ....................      0.77             1.00           (0.48)            (1.61)           (0.19)           0.66
                                      ------           ------         -------           -------          -------          ------
Less Dividends and
   Distributions:
     Net Investment
       Income ....................     (0.29)           (0.20)             --             (0.10)           (0.03)          (0.03)
     Net Realized Gain ...........        --               --              --                --            (0.03)             --
                                      ------           ------         -------           -------          -------          ------
Total Dividends and
   Distributions .................     (0.29)           (0.20)             --             (0.10)           (0.06)          (0.03)
                                      ------           ------         -------           -------          -------          ------
Net Asset Value, End of Period ...    $ 9.47           $ 8.99         $  8.19           $  8.67          $ 10.38          $10.63
                                      ======           ======         =======           =======          =======          ======
TOTAL RETURN(1) ..................      8.74%+          12.54%+         (5.54)%+         (15.65)%          (1.85)%          6.61%+
                                      ======           ======         =======           =======          =======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...................    $3,848           $8,620         $18,597           $20,053          $27,477          $8,896
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ........      1.35%***         1.22%***        1.56%***          1.22%            1.18%           2.89%***
   After Expense Waiver
      and/or Reimbursement .......      0.75%***         0.75%***        0.75%***          0.75%            0.75%           0.75%***
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ........      0.59%***         1.79%***        2.37%***          1.40%           1.182%           1.38%***
Portfolio Turnover Rate ..........     52.04%          183.74%          65.60%           190.54%          173.68%         169.14%

  + Not Annualized
  * Commencement of operations for Institutional Class.
 ** After the close of business on December 6, 2002, the Advisors' Inner Circle
    Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to Financial Statements.
*** Annualized.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  ADVISOR CLASS
                                         ------------------------------------------------------------
                                          NOVEMBER 1,      DECEMBER 7,    SEPTEMBER 1,      MARCH 1,
                                            2003 TO         2002 TO         2002 TO        2002++ TO
                                         APRIL 30, 2004    OCTOBER 31,     DECEMBER 6,     AUGUST 31,
                                          (UNAUDITED)         2003            2002*           2002
                                         --------------    -----------    ------------     ----------
Net Asset Value,
   Beginning of Period ...................   $14.61          $12.70          $12.98          $14.83
                                             ------          ------          ------          ------
Income from
   Investment Operations:
     Net Investment Income/(Loss) ........    (0.01)(2)        0.01            0.01           (0.01)
     Net Realized and Unrealized
       Gain/(Loss) on Investments ........     1.55(2)         2.18           (0.29)          (1.84)
                                             ------          ------          ------          ------
Total from Investment Operations .........     1.54            2.19           (0.28)          (1.85)
                                             ------          ------          ------          ------
Less Dividends and Distributions:
     Net Investment Income ...............    (0.02)          (0.04)             --              --
     Net Realized Gain ...................       --           (0.24)             --              --
                                             ------          ------          ------          ------
Total Dividends and Distributions ........    (0.02)          (0.28)             --              --
                                             ------          ------          ------          ------
Net Asset Value, End of Period ...........   $16.13          $14.61          $12.70          $12.98
                                             ======          ======          ======          ======
TOTAL RETURN+(1) .........................   10.54%           17.65%          (2.16)%        (12.47)%
                                             ======          ======          ======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...........................     $  1          $  132            $113            $100
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ................     1.56%**         1.68%**         2.43%**         2.40%**
   After Expense Waiver
     and/or Reimbursement ................     1.35%**         1.35%**         1.35%**         1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ................    (0.09)%**        0.10%**         0.33%**        (0.14)%**
Portfolio Turnover Rate ..................    56.62%         384.00%          18.39%          52.09%

  + Not Annualized.
 ++ Commencement of operations for Advisor Class.
  * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to Financial Statements.
 ** Annualized.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUNDTHE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           INSTITUTIONAL CLASS
                                     -----------------------------------------------------------------------------------------------
                                     NOVEMBER 1,      DECEMBER 7,     SEPTEMBER 1,         YEAR             YEAR         OCTOBER 1,
                                       2003 TO          2002 TO          2002 TO           ENDED            ENDED        1999* TO
                                    APRIL 30, 2004    OCTOBER 31,      DECEMBER 6,       AUGUST 31,       AUGUST 31,     AUGUST 31,
                                      (UNAUDITED)         2003            2002**           2002             2001           2000
                                    --------------    -----------     ------------       ----------       ----------     ----------
Net Asset Value,
   Beginning of Period ..............  $ 14.64          $ 12.71          $ 12.97          $ 14.51          $12.75         $10.00
                                       -------          -------          -------          -------          ------         ------
Income from
   Investment Operations:
     Net Investment Income ..........     0.01(2)          0.03             0.02             0.04            0.07           0.05
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ...............     1.54(2)          2.18            (0.28)           (0.93)           2.33           2.73
                                       -------          -------          -------          -------          ------         ------
Total from Investment
   Operations .......................     1.55             2.21            (0.26)           (0.89)           2.40           2.78
                                       -------          -------          -------          -------          ------         ------
Less Dividends and
   Distributions:
     Net Investment
       Income .......................    (0.04)           (0.04)              --            (0.04)          (0.05)         (0.03)
     Net Realized Gain ..............       --            (0.24)              --            (0.61)          (0.59)            --
                                       -------          -------          -------          -------          ------         ------
Total Dividends and
   Distributions ....................    (0.04)           (0.28)              --            (0.65)          (0.64)         (0.03)
                                       -------          -------          -------          -------          ------         ------
Net Asset Value, End of Period ......  $ 16.15          $ 14.64          $ 12.71          $ 12.97          $14.51         $12.75
                                       =======          =======          =======          =======          ======         ======
TOTAL RETURN(1) .....................    10.61%+          17.81%+          (2.00)%+         (6.40)%         19.20%         27.82%+
                                       =======          =======          =======          =======          ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ......................  $25,031          $25,872          $16,120          $12,734          $6,307         $1,385
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ...........     1.31%***         1.43%***         2.18%***         2.19%           3.31%         15.23%***
   After Expense Waiver
     and/or Reimbursement ...........     1.10%***         1.10%***         1.10%***         1.10%           1.10%          1.10%***
Ratio of Net Investment Income
   to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ...........     0.38%***         0.35%***         0.58%***         0.28%           0.62%          0.48%***
Portfolio Turnover Rate .............    56.62%          384.00%           18.39%           52.09%          68.13%         68.77%

  + Not Annualized.
  * Commencement of operations for Institutional Class.
 ** After the close of business on December 6, 2002, the Advisors' Inner Circle
    Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to Financial Statements.
*** Annualized.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund's shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
(2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Chartwell Large Cap Core Fund (previously the Chartwell Large Cap Value Fund) and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the ASTChartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the ASTPortfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell Large Cap Value Fund and transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)

     that are quotes on a National Market system are valued at the official closing price. Money market securities and other debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value using methods determined in good faith by the Board of Trustees.

     Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


NOTE 4 - ADMINISTRATION, DISTRIBUTION AND TRANSFER
         AGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.10% of aggregate average daily net assets of the first $250 million and 0.09% of aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Core Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the period ended April 30, 2004, the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund incurred $18,573 and $103,877, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average net assets for the Chartwell Large Cap Core Fund - Advisor Class, 0.75% for the Chartwell Large Cap Core Fund - Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


Class and 1.10% of average net assets for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's operations, respectively. Any such reimbursement is also contingent upon Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended April 30, 2004, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $22,273 for the Chartwell Large Cap Core Fund and $27,371 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $432,264 for the Chartwell Large Cap Core Fund and $418,924 for the Chartwell Small Cap Value Fund at April 30, 2004. Accumulative expenses subject to recapture expire as follows:

                                     CHARTWELL         CHARTWELL
                                     LARGE CAP         SMALL CAP
                      YEAR           CORE FUND        VALUE FUND
                      ----           ---------        ----------
                      2005           $187,827          $201,173
                      2006            222,164           190,381
                      2007             22,273            22,371

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended April 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Core Fund were $3,631,631 and $9,091,858, respectively. For the period ended April 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $14,119,630 and $17,562,916, respectively.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


NOTE 7 - SHARE TRANSACTIONS

                                             CHARTWELL LARGE CAP CORE FUND
                                        ----------------------------------------
                                          NOVEMBER 1,   DECEMBER 7, SEPTEMBER 1,
                                            2003 TO       2002 TO      2002 TO
                                        APRIL 30, 2004  OCTOBER 31,  DECEMBER 6,
                                          (UNAUDITED)      2003         2002*
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ..............................         --           --            --
   In Lieu of Cash Distributions .......          3            2            --
   Redeemed ............................         --           --            --
--------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares ......................          3            2            --
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ..............................    135,742      646,279        32,818
   In Lieu of Cash Distributions .......     30,613       55,062            --
   Redeemed ............................   (719,106)  (2,012,862)+     (75,949)
--------------------------------------------------------------------------------
     Net Decrease in Institutional
     Class Shares ......................   (552,751)  (1,311,521)      (43,131)
================================================================================
     Net Decrease in Shares ............   (552,748)  (1,311,519)      (43,131)
================================================================================

                                            CHARTWELL SMALL CAP VALUE FUND
                                        ----------------------------------------
                                          NOVEMBER 1,   DECEMBER 7, SEPTEMBER 1,
                                            2003 TO       2002 TO      2002 TO
                                        APRIL 30, 2004  OCTOBER 31,  DECEMBER 6,
                                          (UNAUDITED)      2003         2002*
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ..............................     10,854        2,455         1,280
   In Lieu of Cash Distributions .......         18          224            --
   Redeemed ............................    (19,830)      (2,569)          (93)
--------------------------------------------------------------------------------
     Net Increase/(Decrease) in Advisor
     Class Shares ......................     (8,958)         110         1,187
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ..............................        518      508,739       287,254
   In Lieu of Cash Distributions .......      3,526       31,861            --
   Redeemed ............................   (221,579)     (41,952)           --
--------------------------------------------------------------------------------
     Net Increase/(Decrease) in
     Institutional Class Shares ........   (217,535)     498,648       287,254
--------------------------------------------------------------------------------
     Net Increase/(Decrease) in Shares .   (226,493)     498,758       288,441
================================================================================
   * See Note 1 in Notes to Financial Statements regarding the reorganization.
   + Includes redemptions as a result of an in-kind transfers of securities (see
     Note 9 in Notes to Financial Statements).

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the periods noted below were as follows:
                                          ORDINARY      LONG TERM
                                           INCOME     CAPITAL GAIN     TOTAL
                                         -----------  ------------   ----------

CHARTWELL LARGE CAP CORE FUND
   2003(1) .............................   $444,498         $  --     $444,498
   2002(2) .............................         --            --           --
   2002(3) .............................    229,500            --      229,500

CHARTWELL SMALL CAP VALUE FUND
   2003(1) .............................   $ 84,398      $322,961     $407,359
   2002(2) .............................         --            --           --
   2002(3) .............................    252,759        63,491      316,250
(1) For the period from December 7, 2002 to October 31, 2003.
(2) For the period from September 1, 2002 to December 6, 2002.
(3) For the year from September 1, 2001 to August 31, 2002.

As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                                   CHARTWELL        CHARTWELL
                                                   LARGE CAP        SMALL CAP
                                                   CORE FUND       VALUE FUND
                                                  -------------   -------------
Undistributed Ordinary Income ..........           $   268,613      $   48,139
Capital Loss Carryforwards .............            (5,165,106)       (792,366)
Net Unrealized Appreciation ............                15,569       3,292,957
Other Temporary Differences ............                    --             336
                                                   -----------      ----------
Total Distributable Earnings
  (Accumulated Losses) .................           $(4,880,924)     $2,549,066
                                                   ===========      ==========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2004, were as follows:

                                              CHARTWELL             CHARTWELL
                                              LARGE CAP             SMALL CAP
                                              CORE FUND            VALUE FUND
                                              ----------           -----------

Federal tax cost .......................      $3,776,168           $22,419,038
                                              ----------           -----------
Gross unrealized appreciation ..........         144,846             3,335,029
Gross unrealized depreciation ..........        (103,416)             (539,421)
                                              ----------           -----------
Net unrealized appreciation ............      $   41,430           $ 2,795,608
                                              ==========           ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003, Chartwell Small Cap Value Fund utilized $45,364 of capital loss carryforwards to offset capital gains.

The Funds had capital loss carryforwards expiring as follows:

                                              CHARTWELL            CHARTWELL
                                              LARGE CAP            SMALL CAP
                                              CORE FUND           VALUE FUND
                                            ------------         ------------

2008 ...................................    $  (102,289)           $      --
2009 ...................................     (1,100,234)                  --
2010 ...................................     (3,523,423)            (792,366)
2011 ...................................       (439,160)                  --
                                            -----------            ---------
                                            $ 5,165,106            $(792,366)
                                            ===========            =========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2004                                                       (Unaudited)


NOTE 9 - IN-KIND REDEMPTION

During the period ended October 31, 2003, Chartwell Large Cap Core Fund redeemed 1,042,661 shares of beneficial interest in exchange for Fund's assets valued at $9,118,176. The Fund realized a gain of $1,006,012 for financial reporting purposes. However, no realized gain will be recognized for federal income tax purposes.

NOTE 10 - CHANGE IN INDEPENDENT AUDITOR

In December 2002, KPMG LLP (KPMG) was selected to replace PricewaterhouseCoopers LLP (PWC) as the independent auditor for the Chartwell Funds. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The report on the financial statements audited by PWC for the period ended December 6, 2002, for the Funds did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PWC on any matter of accounting principles or practices, financial statements disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PWC would have caused it to make reference to the subject matter of the disagreements in connection with its reports in the financial statements of such period.

NOTE 11 - OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                                      NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400


DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456


CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109


TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.;
and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 6/25/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.